Capital adequacy - Minimum capital requirements exclusive of buffers (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of credit risk exposure
EAD	kr 345,716	kr 342,561
Risk exposure amount	84,533	89,202
Minimum capital requirements	6,763	7,136
Credit risk | Standardized approach
Disclosure of credit risk exposure
EAD	2,471	2,245
Risk exposure amount	2,471	2,245
Minimum capital requirements	198	180
Credit risk | Standardized approach | Corporates
Disclosure of credit risk exposure
EAD	2,386	2,238
Risk exposure amount	2,386	2,238
Minimum capital requirements	191	179
Credit risk | Standardized approach | Exposures in default
Disclosure of credit risk exposure
EAD	85	7
Risk exposure amount	85	7
Minimum capital requirements	7	1
Credit risk | IRB approach
Disclosure of credit risk exposure
EAD	343,245	340,316
Risk exposure amount	75,071	80,377
Minimum capital requirements	6,006	6,430
Credit risk | IRB approach | Central governments
Disclosure of credit risk exposure
EAD	198,982	192,077
Risk exposure amount	9,613	9,684
Minimum capital requirements	769	775
Credit risk | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	35,868	30,661
Risk exposure amount	7,601	6,764
Minimum capital requirements	608	541
Credit risk | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	108,195	117,415
Risk exposure amount	57,657	63,766
Minimum capital requirements	4,613	5,101
Credit risk | IRB approach | Assets without counterparty
Disclosure of credit risk exposure
EAD	200	163
Risk exposure amount	200	163
Minimum capital requirements	16	13
Counterparty risk in derivatives | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	5,933	5,535
Risk exposure amount	1,999	1,908
Minimum capital requirements	160	153
Specialized lending | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	5,113	3,847
Risk exposure amount	3,651	2,739
Minimum capital requirements	292	219
Credit valuation adjustment risk
Disclosure of credit risk exposure
Risk exposure amount	2,681	2,284
Minimum capital requirements	214	183
Currency risk
Disclosure of credit risk exposure
Risk exposure amount	663	664
Minimum capital requirements	53	52
Commodities risk
Disclosure of credit risk exposure
Risk exposure amount	22	7
Minimum capital requirements	2	1
Operational risk
Disclosure of credit risk exposure
Risk exposure amount	3,625	3,625
Minimum capital requirements	kr 290	kr 290